Business and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation
BUSINESS AND BASIS OF PRESENTATION
Reinsurance Group of America, Incorporated (“RGA”) is an insurance holding company that was formed on December 31, 1992. The consolidated financial statements include the assets, liabilities, and results of operations of RGA, RGA Reinsurance Company (“RGA Reinsurance”), Reinsurance Company of Missouri, Incorporated (“RCM”), RGA Reinsurance Company (Barbados) Ltd. (“RGA Barbados”), RGA Americas Reinsurance Company, Ltd. (“RGA Americas”), RGA Atlantic Reinsurance Company, Ltd. (“RGA Atlantic”), RGA Life Reinsurance Company of Canada (“RGA Canada”), RGA Reinsurance Company of Australia, Limited (“RGA Australia”) and RGA International Reinsurance Company (“RGA International”) as well as other subsidiaries, all of which are wholly owned (collectively, the “Company”).
The Company is primarily engaged in the reinsurance of individual and group coverages for traditional life and health, longevity, disability, annuity and critical illness products, and financial reinsurance. Reinsurance is an arrangement under which an insurance company, the reinsurer, agrees to indemnify another insurance company, the ceding company, for all or a portion of the insurance risks underwritten by the ceding company. Reinsurance is designed to (i) reduce the net liability on individual risks, thereby enabling the ceding company to increase the volume of business it can underwrite, as well as increase the maximum risk it can underwrite on a single life or risk; (ii) stabilize operating results by leveling fluctuations in the ceding company’s loss experience; (iii) assist the ceding company to meet applicable regulatory requirements; and (iv) enhance the ceding company’s financial strength and surplus position.
Basis of Presentation
The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining deferred policy acquisition costs, premiums receivable, future policy benefits, incurred but not reported claims, income taxes, valuation of investments and investment impairments, and valuation of embedded derivatives. Actual results could differ materially from the estimates and assumptions used by management.
The accompanying consolidated financial statements include the accounts of RGA and its subsidiaries, all of which are wholly owned, and any variable interest entities where the Company is the primary beneficiary. Entities in which the Company has significant influence over the operating and financing decisions but are not required to be consolidated are reported under the equity method of accounting. The Company evaluates variable interest entities in accordance with the general accounting principles for Consolidation. Intercompany balances and transactions have been eliminated.
There were no subsequent events, other than as disclosed in Note 20 - "Subsequent Event", that would require disclosure or adjustments to the accompanying consolidated financial statements through the date the consolidated financial statements were issued.
Reclassification
Certain amounts in prior years have been reclassified to conform to the current year presentation.